COLLATERALIZED TRANSACTIONS (Details) $ in Thousands, $ in Thousands	Dec. 31, 2019 USD ($)	Dec. 31, 2019 HKD ($)	Dec. 31, 2018 HKD ($)
COLLATERALIZED TRANSACTIONS
Loans and advances	$ 537,742	$ 4,188,689	$ 3,086,904
Market value of collateral, Permitted to repledge		19,503,649	9,214,950
Market value of collateral, Repledged		3,031,767	1,904,545
Total fair value of securities borrowed		935,443	299,173
Total fair value of securities lent		935,443	299,173
Cash collateral provided for borrowed securities		1,126,300	397,675
Cash collateral received for borrowed securities		1,342,738	488,068
Margin Loans
COLLATERALIZED TRANSACTIONS
Loans and advances		$ 4,141,962	$ 2,886,105